Note 24 - Income Tax (Expense) Benefit - Changes in Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net deferred tax liability (asset) as of January 1	$ 10,870	$ 14,879
Expense (benefit) in Statement of Operations	1,544	(4,009)
Net deferred tax liability (asset)	12,414	10,870
Deferred tax assets			$ 944	$ 958
Deferred tax liabilities			13,358	11,828
Net deferred tax liability	$ 10,870	$ 10,870	$ 12,414	$ 10,870